Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating activities
Net loss for the year	$ (1,711)	$ (1,419)	$ (1,273)
Items not involving cash:
Fair value gain on derivative liabilities	(105)	(358)	(351)
Interest and convertible accretion	260	141	79
Gain on disposal of assets			(186)
Loss on settlement of convertible notes	13		100
Unrealized (gain) loss on marketable securities	(9)	130	31
Share-based compensation	117	91	169
Cash flows from (used in) operations before changes in working capital	(1,435)	(1,415)	(1,431)
Changes in non-cash working capital
Other receivable	(1)	1
Prepaid and other		24	19
Accounts payable and accrued liabilities	(185)	202	(31)
Cash used in operating activities	(1,621)	(1,188)	(1,443)
Financing activities
Shares issued for cash	132
Convertible notes proceeds		973
Loan repayment	(311)	(295)
Related party loan payable	(218)	210
Cash provided by financing activities	(397)	888
Investing activities
Expenditures on mineral properties	(1,899)	(1,518)	(6,122)
Proceeds from option agreement			2,393
Net proceeds from water rights sale	5,685	313
Reclamation bonds	28	2	(10)
Cash provided by in investing activities	3,814	(1,203)	(3,739)
Effect of foreign exchange on cash	(31)	(25)	92
Increase (decrease) in cash and cash equivalents	1,765	(1,528)	(5,090)
Cash and cash equivalents, beginning of year	47	1,575	6,665
Cash and cash equivalents, end of year	1,812	47	1,575
Supplemental cash flow information
Exploration expenditures included in accounts payable	27	95	63
Interest paid in cash	46	$ 45	53
Shares issued for interest	$ 45		$ 80